Shareholder Fees - ETF - Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares	Jan. 31, 2021 USD ($)
Shareholder Fees:
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none
Transaction Fee on Conversion to ETF Shares	none